As filed with the Securities and Exchange Commission on September
9, 1999
Registration Nos. 002-99861
811-04395

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

POST-EFFECTIVE AMENDMENT NO.    44
to the
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

and

POST-EFFECTIVE AMENDMENT NO.    45
to the
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940


SMITH BARNEY MUNI FUNDS
(Formerly, Smith Barney Muni Bond Funds)
(Exact name of Registrant as specified in the Declaration of Trust)

388 Greenwich Street, New York, New York 10013
(Address of principal executive offices)

(212) 816-6474
(Registrant's telephone number)

Christina T. Sydor
388 Greenwich Street New York, New York 10013 (22nd floor)
(Name and address of agent for service)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[   ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on September 9, 1999 pursuant to paragraph (b)
[   ]	60 days after filing pursuant to paragraph (a)(1)
[   ]	on (date) pursuant to paragraph (a)(1)
[   ]	75 days after filing pursuant to paragraph (a)(2)
[   ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[   ]	this post-effective amendment designates a new effective
date for a previously filed post-effective amendment.



CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits


PART A

        ---------------------------
        [Logo]

        Smith Barney Mutual Funds

        ---------------------------




Prospectus     Massachusetts
               Money Market
               Portfolio
               Class A and Y Shares
------------------------------------------------------------------------------

               September 9, 1999


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Massachusetts Money Market Portfolio

                   Contents


Investments, risks and expenses.............................................  2
More on the fund's investments..............................................  5
Management..................................................................  6
Choosing a class of shares to buy...........................................  7
Salomon Smith Barney brokerage accounts.....................................  8
Letter of intent: Class Y shares............................................  8
Deferred sales charges......................................................  9
Buying shares............................................................... 10
Exchanging shares........................................................... 11
Redeeming shares............................................................ 13
Other things to know about share transactions............................... 15
Dividends, distributions and taxes.......................................... 17
Share price................................................................. 18

          You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

                                                       Smith Barney Mutual Funds

 Investments, risks and expenses

Investment objective
The fund seeks to provide income exempt from both federal income taxes and Mas-sachusetts personal income taxes.

Principal investment strategies

Key investments The fund invests at least 80% of its assets in short-term high quality Massachusetts municipal securities. These include securities issued by the Commonwealth of Massachusetts and certain other municipal issuers, politi-cal subdivisions, agencies and public authorities that pay interest which is exempt from Massachusetts state personal income taxes. All of the securities in which the fund invests are rated in one of the two highest short-term rating categories, or if unrated, of equivalent quality. All of these securities have remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities. The manager only selects securi-ties of issuers which it believes present minimal credit risk. In selecting individual securities, the manager:

 .Uses fundamental credit analysis to estimate the relative value and attrac-
  tiveness of various securities and sectors
 .May trade between general obligation and revenue bonds and among various reve-nue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
 .Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities
 .Considers the yields available for securities with different maturities and a security's maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

Massachusetts Money Market Portfolio

Principal risks of investing in the fund
Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other municipal short-term debt instruments or money market funds, if:

 .Interest rates rise, causing the value of the fund's portfolio to decline .The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded .Massachusetts municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting Massachusetts municipal issuers
 .Unfavorable legislation affects the tax-exempt status of municipal securities .The manager's judgment about the attractiveness, value, income potential or credit quality of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distri-butions of the fund's gains generally will be, subject to federal and Massachu-setts state personal taxation. The fund may realize taxable gains on the sale of its securities. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be taxable to investors in states other than Massachusetts.

Who may want to invest The fund may be an appropriate investment if you:

 .Are a Massachusetts taxpayer in a high federal tax bracket seeking current income exempt from Massachusetts and federal taxation
 .Seeking exposure to short-term municipal securities at a minimum level of additional risk
 .Are looking to allocate a portion of your assets to money market securities

Because this fund has not yet commenced operations, the fund does not have the historical performance information in bar chart and table form which appears in this location in the other Smith Barney Muni Funds prospectuses.

                                                       Smith Barney Mutual Funds

Fee table
This table sets forth the estimated fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)         Class A  Class Y
Maximum sales charge (load) imposed                None    None
on purchases (as a % of offering price)
Maximum deferred sales charge (load)               None*   None
(as a % of the lower of net asset value
at purchase or redemption)

                         Annual fund operating expenses

(expenses deducted from fund assets)   Class A Class Y

Management fees                         0.50%   0.50%
Distribution and service (12b-1) fees   0.10%   None
Other expenses                          0.05%   0.05%
                                        -----   -----
Total annual fund operating expenses    0.65%   0.55%

          *Class A Shares acquired through an exchange for shares of another
Smith Barney Mutual Fund which were originally acquired at net asset value subject to a contingent deferred sales charge ("CDSC") remain subject to the original fund's CDSC.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge
 .The fund's operating expenses remain the same
 .Redemption of your shares at the end of the period

                      Number of years you own your shares

         1 year   3 years    5 years   10 years

Class A   $66     $208      $362       $810Class Y   $56     $176      $307       $689

  Massachusetts Money Market Portfolio 4 More on the fund's investments Massachusetts municipal securities Massachusetts municipal securities include debt obligations issued by certain non-Massachusetts governmental issuers such as Puerto Rico, the Virgin Islands and Guam. The interest on Massachusetts municipal securities is exempt from federal income tax and Massachusetts per-sonal income tax. As a result, the interest rate on these securities normally is lower than it would be if the securities were subject to taxation. The municipal securities in which the fund invests include general obligation and revenue bonds and notes and tax-exempt commercial paper. The fund may invest in floating or variable rate municipal securities. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle the fund to receive the principal amount of the securities either at any time or at specified intervals.

Structured securities The fund may invest up to 20% of its assets in three types of structured securities: tender option bonds, partnership interests and swap-based securities. These securities represent participation interests in a special purpose trust or partnership holding one or more municipal bonds and/or municipal bond interest rate swaps. A typical swap enables the trust or part-nership to exchange a municipal bond interest rate for a floating or variable, short-term municipal interest rate.

These structured securities are a type of derivative instrument. Unlike some derivatives, these securities are not designed to leverage the fund's portfolio or increase its exposure to interest rate risk.

Investments in structured securities raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. These issues could be resolved in a manner that could hurt the perfor-mance of the fund.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of taxable money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Master/feeder option The fund may in the future seek to achieve its investment objective by investing all of its net assets in another investment company hav-ing the same investment objective and substantially the same investment poli-cies and restrictions as those applicable to the fund. Shareholders of the fund will be given at least 30 days prior notice of any such investment.

                                                       Smith Barney Mutual Funds

 Management

Manager The fund's investment manager is SSBC Fund Management Inc., an affili-ate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial serv-ices--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse chan-nels to make them available to consumer and corporate customers around the world.

Management fees The manager will receive an advisory fee equal to 0.50% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A shares. Under the plan, Class A shares pay a service fee.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if sub-stantial, could adversely affect companies and governments that issue securi-ties held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.

Massachusetts Money Market Portfolio

 Choosing a class of shares to buy

You may purchase Class A shares which are sold at net asset value with no ini-tial or deferred sales charge. Class A shares are subject to ongoing distribu-tion and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value.

You may buy shares from:

 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-omon Smith Barney--a dealer representative

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                               Initial       Additional
                                         Class A   Class Y   All Classes

General                                 $1,000  $15 million     $50
Salomon Smith Barney Sweep Features    variable    n/a         variable
Uniform Gift to Minors Accounts         $ 250   $15 million     $50

                                                       Smith Barney Mutual Funds

 Salomon Smith Barney Brokerage Accounts

If you maintain certain types of securities brokerage accounts with Salomon Smith Barney, you may request that your free credit balances (i.e., immediately available funds) be invested automatically in Class A shares of a designated money market fund either daily or weekly. A complete record of fund dividends, purchases and redemptions will be included on your regular Salomon Smith Barney brokerage statement. In addition to this sweep service, shareholders of Salomon Smith Barney FMA PLUSSM accounts may also take advantage of: free dividend reinvestment, unlimited checking, 100 free ATM withdrawals each year, gain/loss analysis and online computer access to account information. Contact your Salo-mon Smith Barney Financial Consultant for more complete information.

 Letter of intent: Class Y shares

You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of a fund over a 13-month period. To qualify, you must initially invest $5,000,000.


Massachusetts Money Market Portfolio

 Deferred sales charges

If Class A shares of the fund are acquired by exchange from another Smith Bar-ney fund subject to a deferred sales charge the original deferred sales charge will apply to these shares. If you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be sub-ject to a deferred sales charge of 1.00%.

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

You do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares that represent reinvested distributions and dividends
 .Shares that are no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers
The deferred sales charge for Class A shares will generally be waived:

 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn about additional waivers of deferred sales charges, con-tact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").


                                                       Smith Barney Mutual Funds

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or
        dealer
representative

                 If you do not provide the following information, your order will be rejected:
                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your
                 order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
   Through the   Certain investors who are clients of the selling group are
        fund's   eligible to buy shares directly from the fund.
      transfer
         agent

                 .Write the transfer agent at the following address:
                      Smith Barney Massachusetts Money Market Portfolio
                      Smith Barney Muni Funds
                      (Specify class of shares)
                      c/o First Data Investor Services Group, Inc.
                      P.O. Box 5128
                      Westborough, Massachusetts 01581-5128
                 .Enclose a check to pay for the shares. For initial pur-
                   chases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                   2010.
               For more information, contact your Salomon Smith Barney
                 Financial Consultant, dealer representative or the transfer agent or consult the SAI.


Massachusetts Money Market Portfolio

 Exchanging shares

  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into.
         funds
   tailored to
 help meet the
 varying needs
 of both large
     and small
     investors

                 .You may exchange shares only for shares of the same class of another Smith Barney fund. Not all Smith Barney funds offer all classes.
                 .Not all Smith Barney funds may be offered in your state of residence. Contact your Salomon Smith Barney Financial Con-sultant, dealer representative or the transfer agent.
                 .You must meet the minimum investment amount for each fund. .If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

--------------------------------------------------------------------------------
 Sales charges   Your shares may be subject to an initial sales charge at the time of the exchange. For more information, contact your Sal-omon Smith Barney Financial Consultant, dealer representative or the transfer agent.

                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase of another fund's shares subject to a deferred sales charge.

                                                       Smith Barney Mutual Funds

By telephone   If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next deter-mined.

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail
                 If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the following page.

Massachusetts Money Market Portfolio

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:
                      Smith Barney Massachusetts Money Market Portfolio
                      Smith Barney Muni Funds
                      (Specify class of shares)
                      c/o First Data Investor Services Group, Inc.
                      P.O. Box 5128
                      Westborough, Massachusetts 01581-5128

                 Your written request must provide the following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered

                                                       Smith Barney Mutual Funds

  By telephone   If you do not have a brokerage account, you may be eligible to redeem shares in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock
                 Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-ments.

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

Massachusetts Money Market Portfolio

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

A request to purchase becomes effective only when Salomon Smith Barney, a sell-ing group member of the transfer agent receives, or converts the purchase amount into federal funds. The transfer agent will try to confirm that any tel-ephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares
 .Are sending signed share certificates or stock powers to the transfer agent .Instruct the transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions

                                                       Smith Barney Mutual Funds

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Massachusetts Money Market Portfolio

 Dividends, distributions and taxes

Dividends The fund declares a dividend of substantially all of its net invest-ment income on each day the New York Stock Exchange (NYSE) is open. Income div-idends are paid monthly. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distri-butions and dividends at other times if necessary for the fund to avoid a fed-eral tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

Transaction                Federal tax status     Massachusetts tax status
Redemption or exchange of  Usually no gain or     Usually no gain or
shares                     loss; loss may result  loss; loss may
                           to extent of any       result to extent of
                           deferred sales charge  any deferred sales
                                                  charge
Long-term capital gain     Taxable gain           Taxable gain
distributions
Short-term capital gain    Ordinary income        Ordinary income
distributions
Dividends                  Exempt if from         Exempt if from
                           interest on tax-exempt interest on
                           securities, otherwise  Massachusetts
                           ordinary income        municipal
                                                  securities,
                                                  otherwise ordinary
                                                  income

The fund anticipates that it will normally not earn or distribute any long-term capital gains.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of

                                                       Smith Barney Mutual Funds
shares during the previous year. If you do not provide the fund with your cor-rect taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions and dividends. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. The fund intends to use its best effort to continue to maintain a constant net asset value of $1.00.

                                           Purchase is Effective and Dividends
Form of Purchase Payment                                  Begin
 . Payment in federal funds                If received before At the close of
 .Having a sufficient cash balance in     the close of       regular trading on
 your account with Salomon Smith Barney   regular trading on the Exchange on
 or a selling group member                the Exchange:      that day
-------------------------------------------------------------------------------
                                          If received after  At the close of
                                          the close of       regular trading on
                                          regular trading on the Exchange on
                                          the Exchange:      the next business
                                                             day
-------------------------------------------------------------------------------
 . Other forms of payment, with conversion  At the close of regular trading on
 into, or advance of, federal funds by    the Exchange on the next business day
 Salomon Smith Barney or a selling group
 member
 .Other forms of payment received by the
 transfer agent
-------------------------------------------------------------------------------

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

Massachusetts Money Market Portfolio

                                                              SalomonSmithBarney
                                                  ----------------------------
                                                  A member of citigroup [LOGO]

Massachusetts
Money Market Portfolio
An investment portfolio of Smith Barney Muni Funds

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commis-sion, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

SMSalomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file
no. 811-04395)

FD01673 9/99




PART B



Part C. Other Information

Item 23. Exhibits

a.1	Restated Declaration of Trust dated as of April 23,
1986 is incorporated herein by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement
No. 2-99861.

a.2	Instrument of the Trustees Establishing and
Designating Classes of Shares of Certain Series of the Trust is incorporated herein by reference to Exhibit 1(b) to Post-
Effective Amendment No. 24.

a.3	Instrument of the Trustees, dated June 12, 1998,
establishing and designating classes of certain series of the Trust is incorporated by reference to Exhibit
1(a) to Post-Effective Amendment No. 40.

b.	Bylaws of the Trust are incorporated by reference to Exhibit
2 to Pre-Effective Amendment No. 2.

c.	Not applicable.

d.1	Management Agreement between the National Portfolio &
Mutual Management Corp. is incorporated by reference to
Exhibit 5(b) to Post-Effective Amendment No. 18.

d.2	Management Agreement between the Limited Term
Portfolio and Mutual Management Corp. is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No.
18.

d.3	Management Agreement between the New York Portfolio
and Mutual Management Corp. is incorporated by reference to
Exhibit 5(e)  to Post-Effective Amendment No. 18.

d.4	Management Agreement between the Florida Portfolio and
Mutual Management Corp. is incorporated by reference to Exhibit (5)(h) to Post-Effective Amendment No. 16.

d.5	Management Agreement between the Georgia Portfolio and
Mutual Management Corp. is incorporated by reference to
Exhibit 5(m) to Post-Effective Amendment No. 27.

d.6	Management Agreement between the Pennsylvania
Portfolio and Mutual Management Corp. is incorporated by reference to Exhibit 5(q) to Post-Effective Amendment No.
27.

d.7	Form of Management Agreement between California Money
Market Portfolio (and New York Money Market Portfolio) and
Mutual Management Corp. is incorporated by reference to
Exhibit 5(s) to Post-Effective Amendment No. 34.

D.8	Form of Management Agreement between Massachusetts
Money Market Portfolio and SSBC Fund Management Inc. is incorporated by reference to Exhibit D.8 to Post-Effective
Amendment No 43.

e.1	Distribution Agreement between Registrant and Smith
Barney, Harris Upham & Co. Incorporated is incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 7.

e.2	Distribution Agreement between Registrant and CFBDS,
Inc. is incorporated by reference to Exhibit e.2 to Post-
Effective Amendment No. 41.

e.3	Broker Dealer Contract between the Mutual Management
Corp. and CFBDS, Inc. is incorporated by reference to Exhibit e.3 to Post-Effective Amendment No. 41.

f.	Not applicable.

g.	Custodian Agreement between Registrant and Provident
National Bank is incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 1.

h.	Transfer Agency Agreement between Registrant and Provident
Financial Processing Corp. is incorporated by reference to
Exhibit 9 to Post-Effective Amendment No. 12.

i.	Opinion of Gaston & Snow is incorporated by reference to
Exhibit 10 to Pre-Effective Amendment No. 1.

j. 	Auditors' Consent is filed herewith.

k.	Schedule of Computation of Performance Quotations is
incorporated by reference to Exhibit 16 to Post-Effective
Amendment No. 5.

l.	Subscription Agreement between Registrant and Mutual
Management Corp. is incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 1.

m.1	Plan of Distribution pursuant to Rule 12b-1 on behalf
of the California Money Market Portfolio is incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 21.

m.2	Plan of Distribution pursuant to Rule 12b-1 on behalf
of the Georgia Portfolio is incorporated by reference to
Exhibit 15(f) to Post-Effective Amendment No. 27.

m.3	Plan of Distribution pursuant to Rule 12b-1 on behalf
of the Pennsylvania Portfolio is incorporated by reference to Exhibit 15(j) to Post-Effective Amendment No. 27.

m.4	Form of Plan of Distribution pursuant to Rule 12b-1 on
behalf of Class A shares of each Portfolio, except the California Money Market and the New York Money Market
Portfolios is incorporated by reference to Exhibit 15(n) to Post-Effective Amendment No. 34.

m.5	Form of Amended and Restated Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit m.5 to Post-Effective Amendment No. 41.

n.	Financial Data Schedule (not applicable).

o.1	Amended and Restated Plan pursuant to Rule 18f-3 is
incorporated by reference to Exhibit 18 to Post-Effective
Amendment No. 40.

Item 24.	Persons Controlled by or under Common Control with
Registrant

	The Registrant is not controlled directly or indirectly by any person. Information with respect to the Registrant's investment manager is set forth under the caption
"Management" in the prospectus included in Part A of this Post-Effective Amendment on Form N-1A.

Item 25.	Indemnification

	Reference is made to ARTICLE V of Registrant's Declaration of Trust for a complete statement of its terms. Section 5.2 of ARTICLE V provides: "No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act
(including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties."

Item 26.	Business and other Connections of Investment Adviser

	See the material under the caption "Management" included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption "Investment Objective and Management Policies" included in Part B (Statement of
Additional Information) of this Registration Statement.

	Information as to the Directors and Officers of SSBC Fund
Management Inc., (formerly known as Mutual Management Corp.)
is included in its Form ADV (File No. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.

Item 27.	Principal Underwriters

(a)	CFBDS, Inc., ("CFBDS") the Registrant's Distributor,
is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust,
CitiFunds Premium Trust, CitiFunds Institutional Trust,
CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds
Trust II, CitiFunds Trust III, CitiFunds International
Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio
200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400,
CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP
Portfolio.  CFBDS is also the placement agent for Large Cap
Value Portfolio, Small Cap Value Portfolio, International
Portfolio, Foreign Bond Portfolio, Intermediate Income
Portfolio, Short-Term Portfolio, Growth & Income Portfolio,
U.S. Fixed Income Portfolio, Large Cap Growth Portfolio,
Small Cap Growth Portfolio, International Equity Portfolio,
Balanced Portfolio, Government Income Portfolio, Tax Free
Reserves Portfolio, Cash Reserves Portfolio and U.S.
Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion
Funds, Inc.

(b)	The information required by this Item 27 with respect
to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.	Location of Accounts and Records

PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and First Data Investor Services Group Inc., One Exchange Place, Boston, Massachusetts 02109, will maintain the custodian and the shareholders servicing agent records, respectively required by Section 31(a).

All other records required by Section 31(a) are maintained at the offices of the Registrant at 388 Greenwich Street, New
York, New York 10013 (and preserved for the periods specified by Rule 31a-2).

Item 29.	Management Services

	Not applicable.

Item 30.	Undertakings

(a)	Not applicable.

(b)	Not applicable.

(c)	Registrant undertakes to furnish each person to whom a
prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York, and State of New York on the 9th day of September 9, 1999.


	SMITH BARNEY MUNI FUNDS

						By:	/s/ Heath B. McLendon

Heath B. McLendon,
President
and Chief Executive
Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title		Date

/s/ Heath B. McLendon	President, Chief Executive Officer and
Trustee		9/9/99
(Heath B. McLendon)

              *                     	Trustee
	9/9/99
(Lee Abraham)

              *                      	Trustee
	9/9/99
(Allan J. Bloostein)

              *                     	Trustee
	9/9/99
(Jane F. Dasher)

              *                     	Trustee
	9/9/99
(Donald R. Foley)

              *                     	Trustee
	9/9/99
(Paul Hardin III)

              *                      	Trustee
	9/9/99
(Richard E. Hanson)

              *                     	Trustee
	9/9/99
(Roderick C. Rasmussen)

              *                     	Trustee
	9/9/99
(John P. Toolan)

/s/ Lewis E. Daidone      	Senior
Vice President and Treasurer		9/9/99
(Lewis E. Daidone)

*By: /s/ Christina T. Sydor	Secretary
	9/9/99
Christina T. Sydor
Pursuant to Power of Attorney



EXHIBIT INDEX

Exhibit No. 	Exhibit

j. 	Auditors' Consent